Supplement dated October 2, 2026

to the Prospectus and Updating Summary Prospectus, each dated April 27, 2026, as supplemented, for:

MassMutual Transitions®

Issued by Massachusetts Mutual Life Insurance Company

MassMutual Artistry
Issued by Massachusetts Mutual Life Insurance Company in New York
and C.M. Life Insurance Company in all other states

Panorama Premier
Issued by Massachusetts Mutual Life Insurance Company in New York and New Jersey
and C.M. Life Insurance Company in all other states

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Effective October 1, 2026, this supplement amends certain information in the above-referenced prospectuses:

Fund Sub-Adviser Changes:

•	J.P. Morgan Investment Management Inc. will replace Wellington Management Company LLP as sub-adviser to the MML Focused Equity Fund.

•	Putnam Investment Management, LLC will replace Thompson, Siegel & Walmsley LLC as sub-adviser to the MML Foreign Fund.

Fund Fee Changes:

The information for the MML Focused Equity Fund and the MML Foreign Fund in Appendix A of the prospectuses is deleted and replaced with the following to reflect a reduction in current expenses:

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Blend	MML Focused Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	1.02%(*)	7.75%	8.48%	12.23%
International/Global	MML Foreign Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Putnam Investment Management, LLC	0.84%	32.60%	9.01%	6.72%

(*)	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.

If you have questions about this supplement or your product, you may contact your registered representative, visit us online at www.MassMutual.com/contact-us, or call our Service Center at (800) 272-2216 8 a.m.–8 p.m. Eastern Time.

For more information about the funds, read the fund prospectuses. Fund prospectuses are available on our website at www.MassMutual.com.

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